Intangible Assets - Components of Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	¥ 1,014,264
Amortization	(203,372)	¥ (122,131)	¥ (156,717)
Impairment losses	(8,698)	3,889	(44,609)
Ending balance	4,860,368	1,014,264
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,127,850	2,070,087
Additions	56,186	49,529
Acquisitions through business combinations (Note 31)	3,962,719	41,764
Disposals and other decreases	(2,664)	(6,500)
Reclassification to assets held for sale (Note 19)	(120)	(2,813)
Deconsolidation	(29,018)	(2,356)
Foreign currency translation differences	63,988	(21,861)
Ending balance	6,178,941	2,127,850	2,070,087
Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,113,586)	(1,007,050)
Amortization	(208,562)	(134,194)
Impairment losses	(8,698)	(19,168)
Reversal of impairment losses		23,057
Disposals and other decreases	2,416	3,645
Reclassification to assets held for sale (Note 19)	59	2,197
Deconsolidation	18,045	2,356
Foreign currency translation differences	(8,247)	15,571
Ending balance	(1,318,573)	(1,113,586)	(1,007,050)
Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,014,264	1,063,037
Ending balance	4,860,368	1,014,264	1,063,037
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	84,785	69,154
Additions	26,188	16,934
Acquisitions through business combinations (Note 31)	51,722	0
Disposals and other decreases	(2,522)	(1,975)
Reclassification to assets held for sale (Note 19)	(120)	(158)
Deconsolidation	(220)	0
Foreign currency translation differences	404	830
Ending balance	160,237	84,785	69,154
Software | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(51,771)	(45,011)
Amortization	(13,774)	(8,045)
Impairment losses	(53)	(88)
Reversal of impairment losses		0
Disposals and other decreases	2,388	1,242
Reclassification to assets held for sale (Note 19)	59	118
Deconsolidation	153	0
Foreign currency translation differences	55	13
Ending balance	(62,943)	(51,771)	(45,011)
Software | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	33,014	24,143
Ending balance	97,294	33,014	24,143
Intangible Assets Associated with Products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,020,861	1,977,596
Additions	29,857	32,594
Acquisitions through business combinations (Note 31)	3,910,997	41,764
Disposals and other decreases	(131)	(4,517)
Reclassification to assets held for sale (Note 19)	0	(2,655)
Deconsolidation	(28,794)	(2,356)
Foreign currency translation differences	63,581	(21,565)
Ending balance	5,996,371	2,020,861	1,977,596
Intangible Assets Associated with Products | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,050,864)	(951,122)
Amortization	(194,727)	(126,108)
Impairment losses	(8,645)	(19,080)
Reversal of impairment losses		23,057
Disposals and other decreases	22	2,397
Reclassification to assets held for sale (Note 19)	0	2,079
Deconsolidation	17,888	2,356
Foreign currency translation differences	(8,325)	15,557
Ending balance	(1,244,651)	(1,050,864)	(951,122)
Intangible Assets Associated with Products | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	969,997	1,026,474
Ending balance	4,751,720	969,997	1,026,474
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	22,204	23,337
Additions	141	1
Acquisitions through business combinations (Note 31)	0	0
Disposals and other decreases	(11)	(8)
Reclassification to assets held for sale (Note 19)	0	0
Deconsolidation	(4)	0
Foreign currency translation differences	3	(1,126)
Ending balance	22,333	22,204	23,337
Other | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(10,951)	(10,917)
Amortization	(61)	(41)
Impairment losses	0	0
Reversal of impairment losses		0
Disposals and other decreases	6	6
Reclassification to assets held for sale (Note 19)	0	0
Deconsolidation	4	0
Foreign currency translation differences	23	1
Ending balance	(10,979)	(10,951)	(10,917)
Other | Carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,253	12,420
Ending balance	¥ 11,354	¥ 11,253	¥ 12,420